ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET
Components of accounts receivable, net are as follows:

	December 31,
	2024	2023
Casino	$270,186	$242,312
Hotel	3,903	4,658
Other	523	908

Sub-total	274,612	247,878
Less: allowances for credit losses (1)	(130,401)	(156,240)

	144,211	91,638
Non-current portion	—	—

Current portion	$144,211	$91,638

(1)
As of December 31, 2024 and 2023, the allowances for credit losses of $2,391 and $2,377 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

The Company’s allowances for casino credit losses were 48.2% and 64.4% of gross casino accounts receivable as of December 31, 2024 and 2023, respectively. The Company’s allowances for credit losses from its hotel and other receivables are not material.
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2024	2023	2022
Balance at beginning of year	$156,240	$217,244	$268,413
Provision for (reversal of) credit losses	2,569	(3,869)	(892)
Write-offs, net of recoveries	(28,748)	(56,805)	(49,608)
Effect of exchange rate	340	(330)	(669)

Balance at end of year	$130,401	$156,240	$217,244